Restructuring Charges	12 Months Ended
Dec. 31, 2018
Restructuring And Related Activities [Abstract]
Restructuring Charges

5 Restructuring Charges

At each reporting date, we evaluate our restructuring liabilities, which consist primarily of termination benefits, to ensure that our accruals are still appropriate. During 2018 and 2017, there were no new restructuring programs.

During 2016, we recognized $52 million of employee severance costs in our restructuring liabilities, which was primarily related to specific targeted actions.

The following table presents the changes in the position of restructuring liabilities in 2018 by segment:

	Balance January 1, 2018	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2018
HPMS	86	5	(25)	-	(4)	62
Corporate and Other	3	-	-	-	-	3
	89	5	(25)	-	(4)	65

(1)	Other changes primarily related to translation differences and internal transfers.

The total restructuring liability as of December 31, 2018 of $65 million is classified in the balance sheet under current liabilities ($60 million) and non-current liabilities ($5 million).

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The following table presents the changes in the position of restructuring liabilities in 2017 by segment:

	Balance January 1, 2017	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2017
HPMS	148	7	(65)	(16)	12	86
SP	3	-	-	-	(3)	-
Corporate and Other	-	-	-	-	3	3
	151	7	(65)	(16)	12	89

(1)	Other changes primarily related to translation differences and internal transfers.

The total restructuring liability as of December 31, 2017 of $89 million is classified in the balance sheet under current liabilities ($74 million) and non-current liabilities ($15 million).

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The components of restructuring charges less releases recorded in the liabilities in 2018, 2017 and 2016 are as follows:

	2018	2017	2016
Personnel lay-off costs	4	7	52
Other exit costs	2	10	19
Release of provisions/accruals	-	(16)	(3)
Net restructuring charges	6	1	68

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2018	2017	2016
Cost of revenue	-	3	18
Selling, general and administrative	7	10	9
Research & development	-	(12)	41
Other income (expense)	(1)	-	-
Net restructuring charges	6	1	68